Deferred Revenue (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Accruals And Deferred Income Including Contract Liabilities Abstract
Deferred revenue	$ 9,998,609	$ 6,514,712	$ 125,005
Current portion of deferred revenue includes a financing component	324,967	0	$ 0
Recognized deferred revenue	$ 83,437	$ 0